UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21381

                      FIRST TRUST VALUE LINE DIVIDEND FUND
              -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios, LP
                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
              -----------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                            ------------

                      Date of fiscal year end: MAY 31, 2004
                                               ------------

                   Date of reporting period: NOVEMBER 30, 2003
                                             -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


--------------------------------------------------------------------------------
                     FIRST TRUST VALUE LINE(R) DIVIDEND FUND
                               SEMI ANNUAL REPORT
                     FOR THE PERIOD ENDED NOVEMBER 30, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                     FIRST TRUST VALUE LINE(R) DIVIDEND FUND
                                NOVEMBER 30, 2003

 Shareholder Letter .......................................................    1

 Portfolio of Investments .................................................    2

 Statement of Assets and Liabilities ......................................    7

 Statement of Operations ..................................................    8

 Statement of Changes in Net Assets .......................................    9

 Financial Highlights .....................................................   10

 Notes to Financial Statements ............................................   11

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                     FIRST TRUST VALUE LINE(R) DIVIDEND FUND
                               SEMI-ANNUAL REPORT
                                NOVEMBER 30, 2003

Dear Shareholders:

The First Trust Value Line(R) Dividend Fund (the "Fund") began trading on the American Stock Exchange on August 29, 2003. The Fund, which trades under the ticker symbol FVD, opened trading at a market price of $15.00 per share on August 29 and closed at the end of November at $14.32 per share, or a decline of 4.5%. The net asset value (NAV) of the Fund appreciated from $14.33 on August 29 to $15.21 at the end of November, or a gain of 6.1%. The S&P 500 Index gained 5.5% over the same period. As of November 30, the fund traded at a 5.9% discount to its NAV. The Fund paid its first quarterly distribution on December 15, consisting of a $0.1173 per share ordinary income dividend and a $0.1111 per share short-term capital gain distribution.

The Jobs & Growth Tax Relief Reconciliation Act of 2003 was signed into law by President Bush on May 28, 2003. The legislation not only represented a $350 billion tax cut for Americans it also contained a provision that lowered the tax rate on qualified stock dividends to 15% through 2008, the same rate that will be levied on capital gains. The 15% tax rate should be a welcome windfall for those investors who purchase dividend-paying stocks because prior to this new tax legislation investors were taxed at their respective marginal tax bracket. What remains to be seen is how Corporate America will react to the new tax law in terms of whether or not companies will choose to initiate a dividend, increase existing dividend distributions or find other uses for their capital.

If 2003 is any indication, corporations are already taking action. According to Standard & Poor's, out of the approximately 7,000 publicly traded companies tracked by S&P, 1,206 increased their dividend distributions during the first three quarters of 2003, or about 15.3% more than in the same period in 2002. In addition to the incentives stemming from tax reform, we believe that investors may enjoy higher stock dividends in the future thanks to robust corporate earnings. According to the Bureau of Economic Analysis, profits from current production increased $105.5 billion in the third quarter, up from the $80.6 billion of profit growth posted in the second quarter. Total corporate profits in the third quarter were a record $1 trillion, up substantially from the $771 billion posted in the third quarter of 2002.

A potential plus heading into 2004 is that next year will be President Bush's fourth year in office. According to SmartMoney.com, from 1927 through 2002 - encompassing 19 presidential election cycles - the S&P 500's average annual total return was 12%. The average return in the fourth year of a president's term has been 14%. According to Thomson First Call, the forecasted earnings per share growth rate for the companies in the S&P 500 for 2004 is 12.8%. Taking these and other factors into account, we like the prospects for equities in 2004.


         Sincerely,

         /S/  James A. Bowen

         James A. Bowen
         President of the First Trust Value Line(R) Dividend Fund
         January 16, 2004

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2003 (UNAUDITED)

                                                                  MARKET
   SHARES                                                         VALUE
 ----------                                                    ------------

COMMON STOCKS - 100.0%

              UTILITIES - 17.3%
     97,788   AGL Resources, Inc. .........................    $  2,777,179
     89,286   Allete, Inc. ................................       2,658,044
     61,355   Ameren Corp. ................................       2,707,596
     75,329   Cinergy Corp. ...............................       2,753,275
     67,453   Consolidated Edison, Inc. ...................       2,718,356
     75,599   Constellation Energy Group, Inc. ............       2,845,546
     44,607   Dominion Resources, Inc. ....................       2,688,464
     73,808   Energen Corp. ...............................       2,874,083
    121,974   Energy East Corp. ...........................       2,806,622
     50,871   Entergy Corp. ...............................       2,689,041
     43,208   Exelon Corp. ................................       2,671,119
     42,823   FPL Group, Inc. .............................       2,721,402
     85,767   Great Plains Energy, Inc. ...................       2,721,387
     59,960   Hawaiian Electric Industries ................       2,763,556
     78,634   KeySpan Corp. ...............................       2,770,276
    121,757   MDU Resources Group, Inc. ...................       2,883,206
     73,100   New Jersey Resources Corp. ..................       2,807,040
     80,198   Nicor, Inc. .................................       2,628,088
     58,916   NSTAR .......................................       2,807,347
     68,293   Peoples Energy Corp. ........................       2,745,379
     69,347   Piedmont Natural Gas Company, Inc. ..........       2,841,840
     75,225   Pinnacle West Capital Corp. .................       2,961,608
     96,548   PNM Resources, Inc. .........................       2,704,309
     63,945   Progress Energy, Inc. .......................       2,802,070
     80,151   SCANA Corp. .................................       2,691,471
     98,490   Sempra Energy ...............................       2,789,237
     91,582   Southern Company ............................       2,680,605
    116,580   Vectren Corp. ...............................       2,800,252
     99,672   WGL Holdings, Inc. ..........................       2,664,233
     83,393   Wisconsin Energy Corp. ......................       2,726,951
     61,937   WPS Resources Corp. .........................       2,743,809
                                                               -------------
                                                                 85,443,391
                                                               -------------

              BANKS - 17.1%
    116,185   AmSouth Bancorp .............................       2,787,278
     66,780   Associated Banc-Corp. .......................       2,811,438
     73,100   Bank of Montreal ............................       3,012,451
     87,324   Bank of New York Company, Inc. ..............       2,679,100
     55,248   Bank of Nova Scotia .........................       2,732,566
     70,944   BB&T Corp. ..................................       2,792,356
     61,109   Canadian Imperial Bank of Commerce ..........       2,994,341
     85,606   Charter One Financial, Inc. .................       2,843,831
     45,502   City National Corp. .........................       2,878,456
     53,221   Comerica, Inc. ..............................       2,775,475
     59,906   Commerce Bancshares, Inc. ...................       2,858,698
     47,056   Fifth Third Bancorp .........................       2,735,365
     89,548   First Midwest Bancorp, Inc. .................       2,885,237
     60,690   First Tennessee National Corp. ..............       2,706,774
    120,579   Hibernia Corp., Class A .....................       2,755,230

2                      See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2003 (UNAUDITED)

                                                                   MARKET
   SHARES                                                          VALUE
 ----------                                                     -----------

COMMON STOCKS - (CONTINUED)

              BANKS - (CONTINUED)
     76,784   Marshall & Ilsley Corp. .....................    $  2,848,687
     64,976   Mercantile Bankshares Corp. .................       2,888,183
     83,904   National City Corp. .........................       2,814,979
     99,491   National Commerce Financial Corp. ...........       2,783,758
     70,271   North Fork Bancorp, Inc. ....................       2,805,921
    125,433   Old National Bancorp ........................       2,721,896
     74,470   Regions Financial Corp. .....................       2,763,582
     56,793   Royal Bank of Canada ........................       2,719,249
     85,928   SouthTrust Corp. ............................       2,762,585
     40,779   SunTrust Banks, Inc. ........................       2,897,348
     99,167   Synovus Financial Corp. .....................       2,842,126
     82,046   Toronto-Dominion Bank .......................       2,583,629
     82,070   Union Planters Corp. ........................       2,832,236
     49,016   Wells Fargo & Company .......................       2,810,087
     81,292   Wilmington Trust Corp. ......................       2,861,478
                                                               -------------
                                                                 84,184,340
                                                               -------------

              REITS - 10.4%
    103,315   Archstone-Smith Trust .......................       2,839,096
     59,934   Avalonbay Communities, Inc. .................       2,864,845
     85,553   BRE Properties, Class A .....................       2,891,691
     92,917   Duke Realty Corp. ...........................       2,861,844
     97,683   Equity Office Properties Trust ..............       2,708,750
     94,064   Equity Residential ..........................       2,761,719
     72,673   Federal Realty Investment Trust .............       2,856,776
     58,866   Health Care Property Investors, Inc. ........       2,757,284
     81,752   Healthcare Realty Trust, Inc. ...............       2,853,145
     66,359   Kimco Realty Corp. ..........................       2,919,796
     75,745   Liberty Property Trust ......................       2,865,433
     72,751   Mack-Cali Realty Corp. ......................       2,902,765
    121,165   New Plan Excel Realty Trust .................       2,962,484
     93,138   Prologis ....................................       2,840,709
     61,000   Simon Property Group, Inc. ..................       2,894,450
    156,149   United Dominion Realty Trust, Inc. ..........       2,880,949
     93,043   Washington Real Estate Investment Trust .....       2,854,559
     63,648   Weingarten Realty Investors .................       2,868,615
                                                               -------------
                                                                 51,384,910
                                                               -------------

              FOOD, BEVERAGE & TOBACCO - 9.8%
    134,016   Albertson's, Inc. ...........................       2,851,860
     55,641   Anheuser-Busch Companies, Inc. ..............       2,883,317
     32,461   Brown-Forman Corp., Class B .................       2,977,972
    105,097   Cadbury Schweppes PLC, Sponsored ADR ........       2,739,879
    105,786   Campbell Soup Company .......................       2,709,179
     59,660   Coca-Cola Company ...........................       2,774,190
    115,403   ConAgra Foods, Inc. .........................       2,827,373
     61,000   General Mills, Inc. .........................       2,745,610
     78,008   H.J. Heinz Company ..........................       2,816,089
     35,670   Hershey Foods Corp. .........................       2,771,559

                       See Notes to Financial Statements.                      3

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2003 (UNAUDITED)

                                                                   MARKET
   SHARES                                                          VALUE
 ----------                                                     -----------

COMMON STOCKS - (CONTINUED)


              FOOD, BEVERAGE & TOBACCO - (CONTINUED)
    111,191   Hormel Foods Corp. ..........................    $  2,981,031
     63,005   JM Smucker Company ..........................       2,893,820
     82,914   Kellogg Company .............................       2,965,834
     93,967   Kraft Foods, Inc. ...........................       2,975,935
    139,116   Sara Lee Corp. ..............................       2,858,834
     46,751   Unilever NV .................................       2,809,735
     80,292   Unilever PLC, Sponsored ADR .................       2,829,490
                                                               -------------
                                                                 48,411,707
                                                               -------------

              INDUSTRIAL - 6.8%
     34,827   3M Company ..................................       2,752,726
     59,222   Bemis Company ...............................       2,694,601
     27,414   Eaton Corp. .................................       2,823,368
     48,522   Emerson Electric Company ....................       2,961,783
     94,420   General Electric Company ....................       2,707,021
     63,886   Hubbell, Inc., Class B ......................       2,810,984
     68,378   Lancaster Colony Corp. ......................       2,854,782
    105,500   Lincoln Electric Holdings, Inc. .............       2,671,260
     88,823   Rockwell Automation, Inc. ...................       2,953,365
     93,710   Snap-On, Inc. ...............................       2,813,174
    129,644   Sonoco Products Company .....................       2,774,382
     59,453   Teleflex, Inc. ..............................       2,720,569
                                                               -------------
                                                                 33,538,015
                                                               -------------

              INSURANCE - 5.7%
     69,259   Allstate Corp. ..............................       2,796,678
     93,646   Arthur J. Gallagher & Company ...............       2,931,120
     41,029   Chubb Corp. .................................       2,685,348
     67,057   Cincinnati Financial Corp. ..................       2,717,820
     57,484   Jefferson-Pilot Corp. .......................       2,789,699
     68,911   Lincoln National Corp. ......................       2,702,000
     64,853   Marsh & McLennan Companies, Inc. ............       2,882,067
     57,172   Mercury General Corp. .......................       2,720,244
     72,500   Unitrin, Inc. ...............................       2,742,675
     39,368   XL Capital Ltd., Class A ....................       2,960,474
                                                               -------------
                                                                 27,928,125
                                                               -------------

              OIL & GAS - 5.6%
     52,609   Amerada Hess Corp. ..........................       2,492,088
     64,853   BP PLC, Sponsored ADR .......................       2,768,575
     36,879   ChevronTexaco Corp. .........................       2,769,613
     48,037   ConocoPhillips ..............................       2,725,619
     74,672   Exxon Mobil Corp. ...........................       2,700,886
     93,328   Marathon Oil Corp. ..........................       2,763,442
     61,714   Royal Dutch Petroleum Company ...............       2,770,959
     72,043   Shell Transport & Trading Company  PLC,
                 Sponsored ADR ............................       2,784,462
     62,531   Sunoco, Inc. ................................       3,002,113
     35,244   Total SA, Sponsored ADR .....................       2,846,658
                                                               -------------
                                                                 27,624,415
                                                               -------------

4                      See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2003 (UNAUDITED)

                                                                   MARKET
   SHARES                                                          VALUE
 ----------                                                     -----------

COMMON STOCKS - (CONTINUED)

              PHARMACEUTICALS - 4.0%
     64,170   Abbott Laboratories .........................    $  2,836,314
     63,266   GlaxoSmithKline PLC, Sponsored ADR ..........       2,902,644
     40,931   Lilly (Eli) & Company .......................       2,806,229
     62,050   Merck & Company, Inc. .......................       2,519,230
     71,779   Novartis AG, Sponsored ADR ..................       3,029,074
     87,324   Pfizer, Inc. ................................       2,929,720
     62,162   Wyeth .......................................       2,449,183
                                                               -------------
                                                                 19,472,394
                                                               -------------

              BASIC MATERIALS - 3.4%
     73,808   Ashland, Inc. ...............................       2,933,130
     67,770   DuPont (E.I.) de Nemours ....................       2,809,744
     82,889   International Flavors & Fragrances, Inc. ....       2,691,406
    104,496   Plum Creek Timber Company, Inc. .............       2,782,729
     47,341   PPG Industries, Inc. ........................       2,768,028
     81,777   The Sherwin-Williams Company ................       2,652,028
                                                               -------------
                                                                 16,637,065
                                                               -------------

              TELECOMMUNICATIONS - 2.8%
     57,933   ALLTEL Corp. ................................       2,630,737
    104,655   BellSouth Corp. .............................       2,724,170
    115,015   SBC Communications, Inc. ....................       2,677,549
    113,987   Telecom Corp. of New Zealand Ltd,
                 Sponsored ADR ............................       3,069,670
     82,565   Verizon Communications, Inc. ................       2,705,655
                                                               -------------
                                                                 13,807,781
                                                               -------------

              HOUSEHOLD PRODUCTS - 2.3%
     52,178   Avery Dennison Corp. ........................       2,873,964
     60,596   Clorox Company ..............................       2,843,164
     42,145   Fortune Brands, Inc. ........................       2,879,347
    131,132   Leggett & Platt, Inc. .......................       2,667,225
                                                               -------------
                                                                 11,263,700
                                                               -------------

              COSMETICS/PERSONAL CARE - 2.3%
     51,872   Colgate-Palmolive Company ...................       2,723,280
     86,198   Gillette Company ............................       2,907,459
     51,833   Kimberly-Clark Corp. ........................       2,810,385
     27,951   Procter & Gamble Company ....................       2,690,004
                                                               -------------
                                                                 11,131,128
                                                               -------------

              SAVINGS & LOAN - 2.1%
     75,578   Capitol Federal Financial ...................       2,624,824
     51,025   New York Community Bancorp, Inc. ............       1,982,321
    103,588   Washington Federal, Inc. ....................       2,954,330
     62,516   Washington Mutual, Inc. .....................       2,863,858
                                                               -------------
                                                                 10,425,333
                                                               -------------

                       See Notes to Financial Statements.                      5

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2003 (UNAUDITED)

                                                                   MARKET
   SHARES                                                          VALUE
 ----------                                                     -----------

COMMON STOCKS - (CONTINUED)

              PIPELINES - 1.7%
     66,682   Equitable Resources, Inc. ...................    $  2,747,298
    123,959   National Fuel Gas Company ...................       2,863,453
     85,740   Questar Corp. ...............................       2,925,449
                                                               -------------
                                                                  8,536,200
                                                               -------------

              HEALTHCARE PRODUCTS - 1.7%
    102,657   Baxter International, Inc. ..................       2,855,918
     46,184   Hillenbrand Industries, Inc. ................       2,650,961
     55,148   Johnson & Johnson ...........................       2,718,245
                                                               -------------
                                                                  8,225,124
                                                               -------------

              COMMERCIAL SERVICES - 1.2%
     67,854   Deluxe Corp. ................................       2,795,585
    105,258   RR Donnelley & Sons Company .................       2,953,539
                                                               -------------
                                                                  5,749,124
                                                               -------------

              BUILDING MATERIALS - 1.1%
     66,698   Martin Marietta Materials, Inc. .............       2,839,334
     61,826   Vulcan Materials Company ....................       2,749,402
                                                               -------------
                                                                  5,588,736
                                                               -------------

              MEDIA - 1.1%
     52,458   Dow Jones & Company, Inc. ...................       2,601,917
     37,387   Knight-Ridder, Inc. .........................       2,780,845
                                                               -------------
                                                                  5,382,762
                                                               -------------

              AEROSPACE/DEFENSE - 0.6%
     59,427   Lockheed Martin Corp. .......................       2,730,077
                                                               -------------

              CONSUMER GOODS - 0.5%
     85,821   Genuine Parts Company .......................       2,701,645
                                                               -------------

              TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
     66,731   Pitney Bowes, Inc. ..........................       2,652,557
                                                               -------------

              AUTO PARTS & EQUIPMENT - 0.5%
     34,151   Magna International, Inc. ...................       2,648,069
                                                               -------------

              DIVERSIFIED FINANCIAL SERVICES - 0.5%
     70,145   SLM Corp. ...................................       2,604,484
                                                               -------------

              TOTAL COMMON STOCKS .........................     488,071,082
                                                               -------------
              (Cost $465,307,872)


              TOTAL INVESTMENTS - 99.0% ...................     488,071,082
              (Cost $465,307,872)

              NET OTHER ASSETS & LIABILITIES - 1.0% .......       4,741,334
                                                               -------------
              NET ASSETS - 100.0% .........................    $492,812,416
                                                               ============

---------------------------------------------------------------------------
       ADR    American Depository Receipt
      REIT    Real Estate Investment Trust

6                      See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
FIRST TRUST VALUE LINE(R) DIVIDEND FUND
NOVEMBER 30, 2003 (UNAUDITED)


ASSETS:
Investments, at value
   (See portfolio of investments) (a): .............................     $488,071,082
                                                                         -------------
Cash ...............................................................        3,697,597
Dividends receivable ...............................................        1,558,259
Interest receivable ................................................              880
Other assets .......................................................           37,424
                                                                         -------------
     Total Assets ..................................................      493,365,242
                                                                         -------------

LIABILITIES:
Investment advisory fee payable ....................................          249,740
License Fees payable ...............................................          120,824
Offering costs payable .............................................           86,136
Audit and legal fees payable .......................................           36,833
Payable to Administrator ...........................................           33,907
Custodian fee payable ..............................................           10,203
Transfer agent fees payable ........................................            3,148
Trustees' fees payable .............................................            2,727
Accrued expenses and other payables ................................            9,308
                                                                         -------------
     Total Liabilities .............................................          552,826
                                                                         -------------
NET ASSETS .........................................................     $492,812,416
                                                                         =============
(a) Investments, at cost ...........................................     $465,307,872
                                                                         =============

NET ASSETS CONSIST OF:
Undistributed net investment income ................................     $  2,799,066
Accumulated net realized gain on investments sold ..................        3,722,461
Accumulated unrealized appreciation of investments during the period       22,763,210
Par value ..........................................................          324,000
Paid-in capital ....................................................      463,203,679
                                                                         -------------
     Total Net Assets ..............................................     $492,812,416
                                                                         =============
NET ASSET VALUE, per Common Share ..................................     $      15.21
                                                                         =============
Number of Common Shares outstanding ................................       32,400,000
                                                                         =============

                       See Notes to Financial Statements.                      7

STATEMENT OF OPERATIONS
FIRST TRUST VALUE LINE(R) DIVIDEND FUND
FOR THE PERIOD ENDED NOVEMBER 30, 2003 (UNAUDITED)*

INVESTMENT INCOME:
Interest .....................................................      $    38,559
Dividends ....................................................        3,840,881
                                                                    ------------
     Total investment income .................................        3,879,440
                                                                    ------------
EXPENSES:
Investment advisory fee ......................................          752,260
License fees .................................................          120,824
Administration fee ...........................................          102,422
Legal fees ...................................................           24,309
Audit fees ...................................................           21,068
Custodian fees ...............................................           19,521
Trustees' fees and expenses ..................................           17,036
Transfer Agent fees ..........................................            8,148
Printing fees ................................................            4,861
Insurance fees ...............................................            4,437
Other ........................................................            5,488
                                                                    ------------
     Net expenses ............................................        1,080,374
                                                                    ------------
NET INVESTMENT INCOME ........................................        2,799,066
                                                                    ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Realized gain from
  investments sold during the period .........................        3,722,461
Change in unrealized appreciation of
  investments during the period ..............................       22,763,210
                                                                    ------------
Net realized and unrealized gain on investments ..............       26,485,671
                                                                    ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........      $29,284,737
                                                                    ============

--------------------------------------------------
* The Fund commenced operations on August 19, 2003.

8                      See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
FIRST TRUST VALUE LINE(R) DIVIDEND FUND

                                                                      PERIOD
                                                                      ENDED
                                                                    11/30/03*
                                                                   (UNAUDITED)
                                                                   ------------

Net investment income ........................................     $  2,799,066
Net realized gain on investments sold during period ..........        3,722,461
Net change in unrealized appreciation of investments
   during the period .........................................       22,763,210
                                                                   ------------
Net increase in net assets resulting from operations .........       29,284,737
Net proceeds from sale of shares .............................      463,527,679
                                                                   ------------
Net increase in net assets for the period ....................      492,812,416

NET ASSETS:
Beginning of period ..........................................               --
                                                                   ------------
End of period ................................................     $492,812,416
                                                                   ============
Undistributed net investment income at end of period .........     $  2,799,066
                                                                   ============

--------------------------------------------------
* The Fund commenced operations on August 19, 2003.

                       See Notes to Financial Statements.                      9

FINANCIAL HIGHLIGHTS
FIRST TRUST VALUE LINE(R) DIVIDEND FUND
FOR A COMMON SHARE OUTSTANDING THROUGHOUT THE PERIOD.

                                                                     PERIOD
                                                                     ENDED
                                                                   11/30/03*
                                                                  (UNAUDITED)
                                                                  -----------

Net asset value, beginning of period .........................    $     14.33
                                                                  -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ........................................           0.09
Net realized and unrealized gain on investments ..............           0.79
                                                                  -----------
Total from investment operations .............................           0.88
                                                                  -----------
Net asset value, end of period ...............................    $     15.21
                                                                  ===========
Market value, end of period ..................................    $     14.32
                                                                  ===========
TOTAL RETURN BASED ON NET ASSET VALUE (A) ....................           6.14%
                                                                  ===========
TOTAL RETURN BASED ON MARKET VALUE (B) .......................          (4.53)%
                                                                  ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .........................    $   492,812
Ratio of operating expenses to average net assets ............           0.89%**
Ratio of net investment income to average net assets .........           2.31%**
Portfolio turnover rate ......................................          16.75%

--------------------------------------------------
*    The Fund commenced operations on August 19, 2003.
**   Annualized.
(a)  Based on share net asset value.
(b)  Based on share market price.

10                     See Notes to Financial Statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                     FIRST TRUST VALUE LINE(R) DIVIDEND FUND
                          NOVEMBER 30, 2003 (UNAUDITED)

                       1. SIGNIFICANT ACCOUNTING POLICIES

First Trust Value Line(R) Dividend Fund (the "Fund") is a diversified closed-end management investment company organized as a Massachusetts business trust on June 11, 2003 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION:

The Fund will determine the net asset value of its shares daily, as of the close of regular session trading on the New York Stock Exchange (normally 4:00 p.m. eastern time). Net asset value is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value as determined by, or under the direction of the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the Nasdaq National Market are valued at the last sale price on the business day of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities trading on the Nasdaq National Market are valued at the NASDAQ Official Closing Price ("NOCP") as determined by NASDAQ. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the Nasdaq National Market, are valued at the closing bid prices. Short-term investments that mature in 60 days or less are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange that will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Fund's Board of Trustees. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period.

Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation/(depreciation) of investments and net other assets. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST VALUE LINE(R) DIVIDEND FUND
                          NOVEMBER 30, 2003 (UNAUDITED)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income and net realized long-term and short-term capital gains of the Fund will be paid at least quarterly or as the Board of Trustees may determine from time to time. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

FEDERAL INCOME TAXES:

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

Income and capital gain distributions are determined and characterized in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

The Internal Revenue Code of 1986, as amended, imposes a 4% non-deductible excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year at least 98% of the sum of its net investment income and its capital gains (both long and short) for its fiscal year and certain undistributed amounts from previous years.

EXPENSES:

The Fund will pay all expenses directly related to its operations.

ORGANIZATIONAL AND OFFERING COSTS:

Organization costs consist of costs incurred to establish the company and enable it to legally do business. These costs include incorporation fees, legal services pertaining to the organization of the business and audit fees relating to the initial registration and auditing the initial seed capital statement, among other fees. Offering costs consist of legal fees pertaining to the company's shares offered for sale, registration fees, underwriting fees, and printing of the initial prospectus, among other fees. First Trust has contractually agreed to pay all organizational expenses and all offering costs of the Fund (other than sales load) that exceed $0.03 per Common Share.

          2. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust Advisors L.P. ("First Trust") is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment adviser to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for implementing the Fund's overall investment strategy, including the allocation and periodic reallocation of the portion of the Fund's assets to be invested in common stocks, and certain administrative services necessary for the management of the Fund. For its investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.65% of the Fund's average daily net assets.

PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Custodian in accordance with certain fee arrangements.

No officer or employee of First Trust received any compensation from the Fund for serving as an officer or Trustee of the Fund. The Fund pays each Trustee who is not an officer or employee of First Trust or any of their affiliates $10,000 per annum plus $1,000 per regularly scheduled meeting attended, $500 per committee meeting attended and reimbursement for travel and out-of-pocket expenses.

                      3. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the period ended November 30, 2003, aggregated $521,204,867 and $59,619,456, respectively.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST VALUE LINE(R) DIVIDEND FUND
                          NOVEMBER 30, 2003 (UNAUDITED)

                                 4. COMMON STOCK

At November 30, 2003, 32,400,000 of $.01 par value Common Stock were authorized. An unlimited number of shares has been authorized under the Fund's Dividend Reinvestment Plan.

                            5. CONCENTRATION OF RISK

The Fund will invest substantially all, but in no event less than 80%, of its net assets in the stocks that are ranked #1 and #2 in the Value Line(R) SafetyTM Ranking System. In pursuing its investment strategy, the Fund will be subject to special risks because this investment strategy may be unsuccessful and may underperform the stock market as a whole. Particular risks may be elevated during periods in which the Fund's investment strategy dictates higher levels of investment in particular types of stocks. Accordingly, in pursuing its investment strategy, the Fund will be subject to the risks set forth below:

   o An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in Common Shares represents an indirect investment in the securities owned by the Fund, substantially all of which are traded on a national securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Your Common Shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions. The Fund will have exposure to common stocks. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in those returns and in recent years have significantly underperformed relative to fixed-income securities. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. Also, the price of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Fund has exposure. Common stock prices fluctuate for several reasons including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stocks prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

   o The Fund may invest a substantial portion of its assets in the securities of issuers in any single industry or sector of the economy if the implementation of the Fund's investment strategy results in such a focus. If the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

   o The Fund may invest a portion of its assets in the securities of issuers domiciled in jurisdictions other than the United States and such stocks may be denominated in currencies other than the U.S. dollar. Investments in securities of non-U.S. issuers involve special risks not presented by investments in securities of U.S. issuers, including: (i) there may be less publicly available information about non-U.S. issuers or markets due to less rigorous disclosure or accounting standards or regulatory practices; (ii) many non-U.S. markets are smaller, less liquid and more volatile than the U.S. market; (iii) potential adverse effects of fluctuations in currency exchange rates or controls on the value of the Fund's investments; (iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession; (v) the impact of economic, political, social or diplomatic events; (vi) certain non-U.S. countries may impose restrictions on the ability of non-U.S. issuers to make payments of principal and interest to investors located in the U.S., due to blockage of foreign currency exchanges or otherwise; and (vii) withholding and other non-U.S. taxes may decrease the Fund's return.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST VALUE LINE(R) DIVIDEND FUND
                          NOVEMBER 30, 2003 (UNAUDITED)

                          7. DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan, unless you elect to receive cash distributions, all dividends, including any capital gain dividends, on your Common Shares will be automatically reinvested by the Plan Agent, PFPC Inc., in additional Common Shares under the Dividend Reinvestment Plan (the "Plan"). If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc., as dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

   (1) If the Common Shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at a price equal to the greater of
(i) net asset value per Common Share on that date or (ii) 95% of the market price on that date.

   (2) If Common Shares are trading below net asset value at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the American Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above. Consult your financial advisor for more information.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

--------------------------------------------------------------------------------
                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 800-988-5891 and (2) on the Securities and Exchange Commission's website at http://www.sec.gov, when required to be filed pursuant to applicable regulations.

                       This Page Left Blank Intentionally.

                       This Page Left Blank Intentionally.

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FIRST TRUST VALUE LINE DIVIDEND FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President & Chief Executive Officer
                           (principal executive officer)

Date February 6, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President & Chief Executive Officer
                           (principal executive officer)

Date February 6, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer & Chief Accounting Officer (principal financial officer)

Date February 6, 2004
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.